Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium
A.	Share Capital and Share Premium
	Ordinary Shares*			Class B Shares*
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2017	52,706,194	27	428,600	38,971,539	19	1,178,773
Shares issued during the year on exercise of share based awards	1,137,232	1	27,462	—	—	—
Issue of ordinary shares in placement offer, net of issuance costs	5,500,000	3	195,514	3,666,667	2	130,342
Balance as at March 31, 2018	59,343,426	31	651,576	42,638,206	21	1,309,115
Balance as at April 1, 2018	59,343,426	31	651,576	42,638,206	21	1,309,115
Shares issued during the year on exercise of share based awards	960,418	—	16,627	—	—	—
Balance as at March 31, 2019	60,303,844	31	668,203	42,638,206	21	1,309,115

*	Par value of USD 0.0005 per share